LICENSE (Details)	12 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)
Statement [Line Items]
Net book value	$ 569,662		$ 542,612	$ 0
Amortiziation		$ 141,249	0	$ 0
Cost [member]
Statement [Line Items]
Licence cost beginning balance	542,912		0
Acquistion of a subsidiary	167,999		542,912
Licence cost ending balance	710,911		542,912
Accumulated amortization [member]
Statement [Line Items]
Accumulated amortization beginning balance	0		0
Amortiziation	(141,249)		0
Accumulated amortization ending balance	$ (141,249)		$ 0